ACQUISITIONS	12 Months Ended
Feb. 29, 2020
ACQUISITIONS
ACQUISITIONS

5. ACQUISITIONS

INTTRA Inc. — On November 26, 2018, the Company acquired INTTRA , Inc., (INTTRA”) a leading ocean shipping network and transportation management software provider. The Company acquired INTTRA for approximately $251.9 million in fixed consideration. The acquisition was funded by proceeds from the Term Loan Due 2024 (see Note 11).

The aggregate amount of consideration paid by the Company was allocated to INTTRA’s net tangible assets and intangible assets based on their estimated fair values. The excess of the purchase price over the value of the net tangible assets and intangible assets was recorded as goodwill.

The table below presents the allocation of the purchase price to the net assets acquired based on their estimated fair values, as well as the associated estimated useful lives of the acquired intangible assets (in thousands).

		Useful Lives
Net assets:
Trade name	$8,842	15	Years
Customer relationships	76,142	12	Years
Technology	29,414	7	Years
Total identifiable intangible assets	114,398
Cash and cash equivalents	16,496
Accounts receivable	4,970
Prepaid expenses and other current assets	2,068
Fixed assets	2,101
Other non-current assets	497
Total tangible assets	26,132
Goodwill	150,089
Total assets	290,619
Accounts payable	2,361
Accrued expenses and other liabilities	16,589
Deferred revenue	4,895
Other long-term liabilities	14,845
Total liabilities assumed	38,690
Net assets acquired	$251,929

The goodwill recognized in connection with the acquisition of INTTRA will not be deductible for tax purposes. The weighted average amortization period for the acquired intangible assets is 10.9 years.

The operating results of INTTRA have been included in the Company’s consolidated financial statements from the closing date of the acquisition.

Amber Road, Inc. — On July 2, 2019, the Company acquired Amber Road, Inc. (“Amber Road”), a leading provider of cloud-based global trade management software, trade content, and training. The Company acquired Amber Road for approximately $428.6 million in fixed consideration. The acquisition was funded by proceeds from the Term Loan Due 2024 and the Amber Term Loan of $35.6 million (see Note 11).

The aggregate amount of consideration paid by the Company was allocated to Amber Road’s net tangible assets and intangible assets based on their estimated fair values. The excess of the purchase price over the value of the net tangible assets and intangible assets was recorded as goodwill.

The table below presents the allocation of the purchase price to the net assets acquired based on their estimated fair values, as well as the associated estimated useful lives of the acquired intangible assets (in thousands).

		Useful Lives
Net assets:
Content library	$57,000	10	Years
Customer relationships	103,100	12	Years
Technology	41,000	7	Years
Total identifiable intangible assets	201,100
Cash and cash equivalents	6,524
Accounts receivable	19,191
Prepaid expenses and other current assets	2,145
Fixed assets	3,160
Other non-current assets	1,261
Total tangible assets	32,281
Goodwill	263,317
Total assets	496,698
Accounts payable	2,100
Accrued expenses and other liabilities	6,901
Deferred revenue	29,872
Other long-term liabilities	29,181
Total liabilities assumed	68,054
Net assets acquired	$428,644

The goodwill recognized in connection with the acquisition of Amber Road will not be deductible for tax purposes. The weighted average amortization period for the acquired intangible assets is 10.4 years.

The operating results of Amber Road have been included in the Company’s consolidated financial statements as of the closing date of the acquisition.

The pro forma financial information for all periods presented below has been calculated after adjusting the results of Amber Road and INTTRA to reflect the business combination accounting effects resulting from these acquisitions, including deferred revenue fair market value adjustments, the amortization expense from acquired intangible assets, and interest expense for the Term Loan Due 2024 (see Note 11) as though the acquisitions occurred as of the beginning of the Company’s fiscal year 2019. The historical consolidated financial information has been adjusted in the pro forma combined financial results to give effect to pro forma events that are directly attributable to the business combination and factually supportable. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place at the beginning of the Company’s fiscal 2019.

Unaudited pro forma financial information for the Amber Road and INTTRA acquisitions (in thousands):

	Unaudited
	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Revenue	$333,300	$325,667
Loss before income tax benefit	(114,793)	(140,551)
Net loss	(107,675)	(129,165)

Other Acquisitions — On September 17, 2018, the Company acquired substantially all assets of Cloud Logistics, LLC (“Cloud Logistics”), a leading innovator of transportation management systems for the global supply chain market. The Company acquired Cloud Logistics for $20.7 million in fixed consideration, with up to $2.5 million in consideration contingent upon successful attainment of earn-out criteria that extend a year subsequent to closing. At the acquisition date, the fair value of this payment was immaterial. Accordingly, the Company did not record an earn-out liability.

The initial purchase consideration was comprised of a cash payment of $9.0 million, equity in the Company with a fair market value of $9.4 million, and a deferred payment of $2.3 million paid in March 2019. The deferred payment was not contingent on performance criteria and was included in acquisition related obligations at February 28, 2019, in the accompanying consolidated balance sheets.

The aggregate amount of consideration paid by the Company was allocated to Cloud Logistics’ net liabilities assumed of $0.2 million and intangible assets of $4.3 million based on their estimated fair values. The excess of the purchase price over the value of the net tangible assets and intangible assets of $16.6 million was recorded to goodwill.

On May 31, 2019, the Company acquired Averetek, LLC (“Averetek”), a channel marketing engine enabling customers and their channel partners to plan and execute marketing campaign tactics. The Company acquired Averetek for $8.7 million in fixed consideration with $2.0 million in consideration contingent upon successful attainment of earn-out criteria that extend two years subsequent to closing. The fair value of the contingent consideration was $2.0 million at closing.

The fixed consideration was comprised of a cash payment of $7.6 million and a deferred payment of $1.1 million due in May 2020. The deferred payment is not contingent on performance criteria and is included in acquisition-related obligations in the accompanying consolidated balance sheets.

The aggregate amount of consideration paid by the Company was allocated to Averetek’s net liabilities assumed of $0.6 million and intangible assets of $4.1 million based on their estimated fair values. The excess of the purchase price over the value of the net tangible assets and intangible assets of $7.2 million was recorded to goodwill. The goodwill recognized in connection with the acquisitions of Cloud Logistics and Averetek will be deductible for tax purposes. The weighted-average amortization period for the acquired intangible assets is 8.1 and 8.3 years, respectively.

The operating results of Cloud Logistics and Averetek have been included in the Company’s consolidated financial statements from the closing date of the acquisitions.

The Company does not disclose the actual results of acquired companies post acquisition. E2open integrates the operations of acquired companies, therefore making it impractical to report separate results.